Movement in the loss allowance account in respect of trade receivables and contract assets during the year is as follows: (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at January 1	$ 26,049
Impairment losses recognized during the year		253,116
Reversal of impairment losses during the year	(2,110)
Amounts written off during the year	(19,582)	(227,067)
Balance at December 31	$ 4,357	$ 26,049